Acquisitions (Details - Pro Forma Info) - Fat Shark And Rotor Riot [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Business Acquisition [Line Items]
Revenue	$ 3,561	$ 0
Gross profit/(loss)	992	0
Loss from operations	(4,119)	(1,967)
Other expense	(743)	0
Net loss	$ (4,862)	$ (1,967)
Net earnings per share:
Basic	$ (0.63)	$ (0.59)
Pro Forma [Member]
Business Acquisition [Line Items]
Revenue	$ 4,056	$ 4,115
Gross profit/(loss)	1,024	705
Loss from operations	(4,163)	(3,209)
Other expense	(743)	51
Net loss	$ (4,906)	$ (3,260)
Net earnings per share:
Basic	$ (0.63)	$ (0.37)